Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 1,612	$ 1,801
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,533	1,694
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 79	$ 107